Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2022	2021
Land	$83.6	$85.2
Buildings	530.6	512.8
Machinery and equipment	1,880.0	1,775.5
Construction in progress	167.9	91.8
Property, plant and equipment, at cost	2,662.1	2,465.3
Less accumulated depreciation	(1,205.1)	(1,093.0)
Property, plant and equipment, net	$1,457.0	$1,372.3

Summary of Impairment Charges	The following table summarizes the impairment charges:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
North America Fiber Cement	$0.4	$2.0	$44.0
Asia Pacific Fiber Cement	—	—	15.0
Europe Building Products	—	—	5.5
	$0.4	$2.0	$64.5